UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

   Name:  Newland Capital Management, LLC

Address:  350 Madison Avenue
          11th Floor
          New York, NY 10017

13F File Number:  028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

   Name:  Ken Brodkowitz
  Title:  Managing Member
  Phone:  (212) 329-0765


Signature, Place and Date of Signing:

   /s/ Ken Brodkowitz              New York, NY              August 6, 2009
------------------------     ------------------------     ---------------------
      [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        90

Form 13F Information Table Value Total:  $229,367
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.     Form 13F File Number     Name
        ---     --------------------     ---------------------------
         1.       028-12803                Newland Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2009
COLUMN 1                        COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5           COLUMN 6     COL 7       COLUMN 8

                                                           VALUE    SHRS OR    SH/  PUT/    INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1,000)  PRN AMT    PRN  CALL    DISCRETION    MNGRS  SOLE     SHARE NONE
AEGEAN MARINE PETROLEUM NETW  SHS             Y0017S102     2,061     136,512   SH        Shared-Defined    1      136,512
ARVINMERITOR INC              COM             043353101       620     141,300   SH        Shared-Defined    1      141,300
ATS MED INC                   COM             002083103     2,889     875,400   SH        Shared-Defined    1      875,400
BALDOR ELEC CO                COM             057741100       476      20,000   SH        Shared-Defined    1       20,000
C H ROBINSON WORLDWIDE INC    COM NEW         12541W209     1,691      32,433   SH        Shared-Defined    1       32,433
C&D TECHNOLOGIES INC          COM             124661109     5,249   2,624,690   SH        Shared-Defined    1    2,624,690
CALGON CARBON CORP            COM             129603106     1,681     121,017   SH        Shared-Defined    1      121,017
CATERPILLAR INC DEL           COM             149123101       661      20,000   SH   Put  Shared-Defined    1       20,000
CENTURY ALUM CO               COM             156431108       855     136,804   SH        Shared-Defined    1      136,804
CENVEO INC                    COM             15670S105     3,601     851,377   SH        Shared-Defined    1      851,377
CIRCOR INTL INC               COM             17273K109     4,099     173,592   SH        Shared-Defined    1      173,592
CITIGROUP INC                 COM             172967101     1,832     617,000   SH  Call  Shared-Defined    1      617,000
COGENT INC                    COM             19239Y108     4,784     445,885   SH        Shared-Defined    1      445,885
CON-WAY INC                   COM             205944101     1,441      40,800   SH        Shared-Defined    1       40,800
COSAN LTD                     SHS A           G25343107     2,338     451,313   SH        Shared-Defined    1      451,313
CROWN HOLDINGS INC            COM             228368106     1,217      50,425   SH        Shared-Defined    1       50,425
DOMTAR CORP                   COM NEW         257559203     6,024     363,319   SH        Shared-Defined    1      363,319
DOVER CORP                    COM             260003108     4,716     142,535   SH        Shared-Defined    1      142,535
DXP ENTERPRISES INC NEW       COM NEW         233377407     6,623     577,452   SH        Shared-Defined    1      577,452
EATON CORP                    COM             278058102       223       5,000   SH        Shared-Defined    1        5,000
ENPRO INDS INC                COM             29355X107     6,145     341,200   SH        Shared-Defined    1      341,200
ENTEGRIS INC                  COM             29362U104     2,712     996,900   SH        Shared-Defined    1      996,900
FLIR SYS INC                  COM             302445101     1,937      85,850   SH        Shared-Defined    1       85,850
FORCE PROTECTION INC          COM NEW         345203202       442      50,000   SH  Call  Shared-Defined    1       50,000
FORWARD AIR CORP              COM             349853101       320      15,000   SH   Put  Shared-Defined    1       15,000
FREIGHTCAR AMER INC           COM             357023100     2,856     169,895   SH        Shared-Defined    1      169,895
FROZEN FOOD EXPRESS INDS INC  COM             359360104       819     257,632   SH        Shared-Defined    1      257,632
FUEL SYS SOLUTIONS INC        COM             35952W103       343      16,968   SH        Shared-Defined    1       16,968
GLOBAL SHIP LEASE INC NEW     SHS A           Y27183105       459     255,085   SH        Shared-Defined    1      255,085
GSE SYS INC                   COM             36227K106       338      50,000   SH        Shared-Defined    1       50,000
HONEYWELL INTL INC            COM             438516106     1,548      49,300   SH        Shared-Defined    1       49,300
IESI BFC LTD                  COM             44951D108     5,275     452,752   SH        Shared-Defined    1      452,752
INGERSOLL-RAND COMPANY LTD    CL A            G4776G101     2,717     130,000   SH        Shared-Defined    1      130,000
INSTEEL INDUSTRIES INC        COM             45774W108       824     100,000   SH        Shared-Defined    1      100,000
INTL PAPER CO                 COM             460146103       151      10,000   SH        Shared-Defined    1       10,000
IPG PHOTONICS CORP            COM             44980X109     2,031     185,116   SH        Shared-Defined    1      185,116
ISHARES TR                    RUSSELL 2000    464287655     8,173     160,000   SH   Put  Shared-Defined    1      160,000
KENNAMETAL INC                COM             489170100       767      40,000   SH        Shared-Defined    1       40,000
KEYCORP NEW                   COM             493267108     1,321     252,100   SH        Shared-Defined    1      252,100
KNIGHT TRANSN INC             COM             499064103       701      42,378   SH        Shared-Defined    1       42,378
LANDSTAR SYS INC              COM             515098101     2,159      60,003   SH        Shared-Defined    1       60,003
LOCKHEED MARTIN CORP          COM             539830109       807      10,000   SH        Shared-Defined    1       10,000
MANITOWOC INC                 COM             563571108       789     150,000   SH        Shared-Defined    1      150,000
MANITOWOC INC                 COM             563571108       144      27,300   SH  Call  Shared-Defined    1       27,300
MANTECH INTL CORP             CL A            564563104       215       5,000   SH        Shared-Defined    1        5,000
MARSHALL & ILSLEY CORP NEW    COM             571837103     6,429   1,339,474   SH        Shared-Defined    1    1,339,474
MASTEC INC                    COM             576323109       176      15,000   SH        Shared-Defined    1       15,000
MCDERMOTT INTL INC            COM             580037109       355      17,500   SH        Shared-Defined    1       17,500
MINE SAFETY APPLIANCES CO     COM             602720104       603      25,000   SH        Shared-Defined    1       25,000
MYLAN INC                     COM             628530107     1,501     115,000   SH        Shared-Defined    1      115,000
NAVISTAR INTL CORP NEW        COM             63934E108       383      10,000   SH        Shared-Defined    1       10,000
NETSOL TECHNOLOGIES INC       COM NEW         64115A204     1,611   2,598,388   SH        Shared-Defined    1    2,598,388
ODYSSEY MARINE EXPLORATION I  COM             676118102     3,439   2,149,446   SH        Shared-Defined    1    2,149,446
OMNOVA SOLUTIONS INC          COM             682129101     2,732     838,048   SH        Shared-Defined    1      838,048
ORTHOVITA INC                 COM             68750U102        77      14,900   SH        Shared-Defined    1       14,900
OWENS CORNING NEW             COM             690742101     3,013     235,761   SH        Shared-Defined    1      235,761
OWENS CORNING NEW             COM             690742101       639      50,000   SH  Call  Shared-Defined    1       50,000
PALL CORP                     COM             696429307     5,460     205,569   SH        Shared-Defined    1      205,569
PARKER HANNIFIN CORP          COM             701094104       644      15,000   SH   Put  Shared-Defined    1       15,000
PENFORD CORP                  COM             707051108        58      10,000   SH        Shared-Defined    1       10,000
PENTAIR INC                   COM             709631105       276      10,774   SH        Shared-Defined    1       10,774
POLYPORE INTL INC             COM             73179V103       792      71,196   SH        Shared-Defined    1       71,196
POWERSHARES ETF TRUST         WNDRHLL CLN EN  73935X500       514      50,978   SH        Shared-Defined    1       50,978
POWERSHARES GLOBAL ETF TRUST  EX US SML PORT  73936T771       175      10,000   SH        Shared-Defined    1       10,000
QUALITY DISTR INC FLA         COM             74756M102     3,873   1,936,673   SH        Shared-Defined    1    1,936,673
ROBBINS & MYERS INC           COM             770196103     5,342     277,496   SH        Shared-Defined    1      277,496
ROBBINS & MYERS INC           COM             770196103       481      25,000   SH  Call  Shared-Defined    1       25,000
RSC HOLDINGS INC              COM             74972L102       744     110,706   SH        Shared-Defined    1      110,706
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605       956      80,000   SH  Call  Shared-Defined    1       80,000
SMITH A O                     COM             831865209       576      17,700   SH        Shared-Defined    1       17,700
SOLUTIA INC                   COM NEW         834376501     4,879     847,130   SH        Shared-Defined    1      847,130
SPDR TR                       UNIT SER 1      78462F103    48,128     523,400   SH   Put  Shared-Defined    1      523,400
STEELCASE INC                 CL A            858155203       249      42,800   SH        Shared-Defined    1       42,800
STILLWATER MNG CO             COM             86074Q102        57      10,000   SH        Shared-Defined    1       10,000
SUPERTEL HOSPITALITY INC MD   COM             868526104     1,357     745,715   SH        Shared-Defined    1      745,715
SYMANTEC CORP                 COM             871503108     1,201      77,098   SH        Shared-Defined    1       77,098
TIMKEN CO                     COM             887389104       171      10,000   SH        Shared-Defined    1       10,000
TITAN INTL INC ILL            COM             88830M102     1,134     151,868   SH        Shared-Defined    1      151,868
TRAVELCENTERS OF AMERICA LLC  COM             894174101       487     221,265   SH        Shared-Defined    1      221,265
ULTRAPETROL BAHAMAS LTD       COM             P94398107     9,140   2,063,287   SH        Shared-Defined    1    2,063,287
UNITED RENTALS INC            COM             911363109     2,217     341,601   SH        Shared-Defined    1      341,601
US GOLD CORPORATION           COM PAR $0.10   912023207       661     250,250   SH        Shared-Defined    1      250,250
USA TRUCK INC                 COM             902925106     4,822     356,395   SH        Shared-Defined    1      356,395
UTI WORLDWIDE INC             ORD             G87210103     1,328     116,472   SH        Shared-Defined    1      116,472
VITRAN CORP INC               COM             92850E107     2,348     237,123   SH        Shared-Defined    1      237,123
WATTS WATER TECHNOLOGIES INC  CL A            942749102     1,747      81,122   SH        Shared-Defined    1       81,122
WEATHERFORD INTERNATIONAL LT  REG             H27013103       342      17,500   SH        Shared-Defined    1       17,500
WERNER ENTERPRISES INC        COM             950755108    10,343     570,799   SH        Shared-Defined    1      570,799
XENONICS HLDGS INC            COM             984117101       560     949,238   SH        Shared-Defined    1      949,238
ZORAN CORP                    COM             98975F101       273      25,000   SH        Shared-Defined    1       25,000





SK 25958 0002 1017996